Subsequent Event - Stock Split and Initial Public Offering (Detail) (USD $)	1 Months Ended
	Apr. 10, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Subsequent Event [Line Items]
Common stock, shares authorized	900,000,000	900,000,000	900,000,000	900,000,000
All classes, shares authorized	1,000,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000
Preferred stock, par value	$ 0.01
Common stock split ratio	2,295.248835
Subsequent Event
Subsequent Event [Line Items]
Common stock, shares authorized	900,000,000
All classes, shares authorized	1,000,000,000
Common stock, par value	$ 0.01
Preferred stock, shares authorized	100,000,000
Preferred stock, par value	$ 0.01
Common stock split ratio	2,295.248835